Share Capital (Details) - Schedule of Options Data - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Options Data [Line Items]
Weighted-average grant date fair value of options granted, per option (in Dollars per share)	$ 4.73	$ 5.32	$ 9.16
Total intrinsic value of the options exercised	$ 271	$ 221	$ 869
Total fair value of options vested	$ 4,380	$ 2,802	$ 3,356